Inventories, Net - Summary of Inventories (Detail) - MXN ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Inventories [Line Items]
Inventories	$ 53,325,822	$ 63,858,930
Refined and petrochemicals products [member]
Disclosure of Inventories [Line Items]
Inventories	24,490,269	27,862,384
Products in transit [member]
Disclosure of Inventories [Line Items]
Inventories	13,589,457	19,112,606
Crude oil [member]
Disclosure of Inventories [Line Items]
Inventories	9,602,571	11,445,780
Materials and products in stock [member]
Disclosure of Inventories [Line Items]
Inventories	5,050,152	5,172,779
Materials in transit [member]
Disclosure of Inventories [Line Items]
Inventories	492,262	180,711
Gas and condesate products [member]
Disclosure of Inventories [Line Items]
Inventories	$ 101,111	$ 84,670